Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Borrowings
Borrowings

2.    Borrowings

Promissory Notes Payable

	As of June 30,	As of December 31,
	2023	2022
Malta loan receipt 3 – June 3, 2022	$63,459	$62,365
Malta loan receipt 2 – August 10, 2021	309,106	303,778
Malta loan receipt 1 – February 9, 2021	500,626	491,996
Interest added to principal	28,822	11,551
Total principal outstanding	902,013	869,690
Plus: accrued interest	19,904	16,775
Total promissory notes payable	$921,917	$886,465

In May 2020, the Company formed a subsidiary in the Republic of Malta, Trust Stamp Malta Limited, with the intent to establish a research and development center with the assistance of potential grants and loans from the Maltese government. As part of the creation of this entity, we entered into an agreement with the government of Malta for a potentially repayable advance of up to €800 thousand or $858 thousand to assist in covering the costs of 75% of the first 24 months of payroll costs for any employee who begins 36 months from the execution of the agreement on July 8, 2020. On February 9, 2021, the Company began receiving funds and as of June 30, 2023, the balance received was $873 thousand which includes changes in foreign currency rates.

The Company will pay an annual interest rate of 2% over the European Central Banks (ECB) base rate as set on the beginning of the year in review. If the ECB rate is below negative 1%, the interest rate shall be fixed at 1%. The Company will repay a minimum of 10% of Trust Stamp Malta Limited’s pre-tax profits per annum capped at 15% of the amount due to the Corporation until the disbursed funds are repaid. At this time, Trust Stamp Malta Limited does not have any revenue-generating contracts and therefore, we do not believe any amounts shall be classified as current.

3.    Borrowings

Non-Convertible Promissory Notes Payable

	As of December 31,
	2022	2021
Malta loan receipt 3 – June 3, 2022	$62,365	$—
Malta loan receipt 2 – August 10, 2021	303,778	322,190
Malta loan receipt 1 – February 9, 2021	491,996	521,816
Interest added to principal	11,551	—
Total principal outstanding	869,690	844,006
Plus accrued interest	16,775	12,252
Total promissory notes payable	$886,465	$856,258

In May 2020, the Company formed a subsidiary in the Republic of Malta, Trust Stamp Malta Limited, with the intent to establish a research and development center with the assistance of potential grants and loans from the Maltese government. As part of the creation of this entity, we entered into an agreement with the government of Malta for a potentially repayable advance of up to €800 thousand or $858 thousand to assist in covering the costs of 75% of the first 24 months of payroll costs for any employee who begins 36 months from the execution of the agreement on July 8, 2020. On February 9, 2021, the Company began receiving funds and as of December 31, 2021 the Company had received $796 thousand recorded to non-convertible notes payable. As of December 31, 2022, the balance received was $858 thousand which includes changes in foreign currency rates and one additional loan receipt of $62 thousand received during the year ended December 31, 2022.

The Company will pay an annual interest rate of 2% over the European Central Banks (ECB) base rate as set on the beginning of the year in review. If the ECB rate is below negative one percent, the interest rate shall be fixed at one percent. The Company will repay a minimum of 10% of Trust Stamp Malta Limited’s pre-tax profits per annum capped at 15% of the amount due to the Corporation until the disbursed funds are repaid. At this time, Trust Stamp Malta Limited does not have any revenue-generating contracts and therefore, we do not believe any amounts shall be classified as current.

On April 22, 2020, the Company entered a promissory note for $350,000 with Second Century Ventures (“SCV”) in which the Company received net proceeds of $345,000. Mark Birschbach is a director of the Company is the Managing Director of SCV. The unpaid principal, together with any then unpaid and accrued interest and any other amounts payable was due and payable on April 22, 2021 or in an event of default or a change in control as defined in the agreement and was repaid on time. The note accrued interest at a rate of 8% per annum, compounded monthly. The outstanding principal of $350 thousand and interest of $29 thousand was paid off on April 22, 2021.

Concurrently with the issuance of the note on April 22, 2020, the Company entered into a warrant agreement to purchase shares of Class A Common Stock of the Company with SCV. Pursuant to the warrant agreement, the Company issued SCV a warrant to purchase 15,000 shares at a strike price of $0.01 per share through April 22, 2021. At the expiration of the warrant agreement the warrants will be automatically exercised if the fair market value of the exercise shares exceeds the exercise price. If at any time during the term the fair market value of the exercise shares exceeds five times the exercise price, the Company shall provide SCV written notice and SCV may elect to exercise the warrant. If at any time during the term of the warrant agreement any portion of the shares of Class A Common Stock are converted to other securities, the warrants shall become immediately exercisable for that number of shares of the other securities that would have been received if the warrant agreement had been exercised in full prior to the conversion and the exercise price shall be adjusted. These warrants were exercised on April 22, 2021 at $0.01 per share.